Convertible Debentures - Host Liability Component (Details) - USD ($)	Dec. 31, 2021	Jul. 30, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Principal amount outstanding	$ 5,102,335,000		$ 4,915,503,000
2022 convertible debentures
Disclosure of detailed information about borrowings [line items]
Principal amount outstanding	0		172,400,000
Less: Transaction costs (net of amortization)	0	$ (1,201,000)	(2,249,000)
Liability component on initial recognition	0		170,151,000
Debentures discount (net of amortization)	0	$ 2,296,000	4,195,000
Convertible debentures	0		165,956,000
Liability component at fair value	$ 0		$ 178,412,000